STOCK-BASED COMPENSATION - Stock option activity (Details) - ¥ / shares				12 Months Ended
	Jan. 03, 2022	Apr. 14, 2021	Jan. 02, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
STOCK-BASED COMPENSATION
Number of options granted	40,000
Tranche 11
STOCK-BASED COMPENSATION
Grant date				Jan. 04, 2016
Options outstanding				13,500	13,500	13,500
Number of options granted				(1,000)	0	0
Options exercised				(1,000)	0	0
Options cancelled/expired				(1,000)	0	0
Options outstanding				12,500	13,500	13,500
Options vested and exercisable				12,500	13,500
Weighted average fair value at the grant date (USD)				¥ 9.0
Tranche 12
STOCK-BASED COMPENSATION
Grant date				Apr. 19, 2016
Options outstanding				0	60,000	60,000
Number of options granted					0	0
Options exercised					0	0
Options cancelled/expired					(60,000)	0
Options outstanding				0	0	60,000
Options vested and exercisable				0	0
Weighted average fair value at the grant date (USD)				¥ 15.4
Tranche 13
STOCK-BASED COMPENSATION
Grant date				May 16, 2016
Options outstanding				0	20,000	20,000
Number of options granted					0	0
Options exercised					0	0
Options cancelled/expired					(20,000)	0
Options outstanding				0	0	20,000
Options vested and exercisable				0	0
Weighted average fair value at the grant date (USD)				¥ 12.4
Tranche 14
STOCK-BASED COMPENSATION
Grant date				Aug. 03, 2016
Options outstanding				0	20,000	20,000
Number of options granted					0	0
Options exercised					0	0
Options cancelled/expired					(20,000)	0
Options outstanding				0	0	20,000
Options vested and exercisable				0	0
Weighted average fair value at the grant date (USD)				¥ 14.4
Tranche Fifteen [Member]
STOCK-BASED COMPENSATION
Grant date				Jan. 03, 2017
Options outstanding				18,000	18,000	18,000
Number of options granted					0	0
Options exercised				(4,000)	0	0
Options cancelled/expired				(4,000)	0	0
Options outstanding				4,000	18,000	18,000
Options vested and exercisable				14,000	18,000
Weighted average fair value at the grant date (USD)				¥ 4.0
Tranche 16
STOCK-BASED COMPENSATION
Grant date				Oct. 02, 2017
Options outstanding				0	2,500	2,500
Number of options granted					0	0
Options exercised					0	0
Options cancelled/expired					(2,500)	0
Options outstanding				0	0	2,500
Options vested and exercisable				0	0
Weighted average fair value at the grant date (USD)				¥ 7.7
Tranche 17
STOCK-BASED COMPENSATION
Grant date				Dec. 22, 2017
Options outstanding				1,800	8,800	8,800
Number of options granted					0	0
Options exercised				(1,000)	(1,000)	0
Options cancelled/expired				(800)	(6,000)	0
Options outstanding				0	1,800	8,800
Options vested and exercisable				0	1,800
Weighted average fair value at the grant date (USD)				¥ 4.4
Tranche 18
STOCK-BASED COMPENSATION
Grant date				Jan. 02, 2018
Options outstanding				19,000	29,000	29,000
Number of options granted					0	0
Options exercised					0	0
Options cancelled/expired					(10,000)	0
Options outstanding				19,000	19,000	29,000
Options vested and exercisable				19,000	19,000
Weighted average fair value at the grant date (USD)				¥ 5.1
Tranche 19
STOCK-BASED COMPENSATION
Grant date				Mar. 01, 2018
Options outstanding				0	20,000	20,000
Number of options granted					0	0
Options exercised					0	0
Options cancelled/expired					0	0
Options outstanding				0	0	20,000
Options vested and exercisable				0	0
Weighted average fair value at the grant date (USD)				¥ 5.1
Tranche 20
STOCK-BASED COMPENSATION
Grant date				Jan. 02, 2019
Options outstanding				0	36,000	36,000
Number of options granted					0	0
Options exercised					0	0
Options cancelled/expired					0	0
Options outstanding				0	0	36,000
Options vested and exercisable				0	0
Weighted average fair value at the grant date (USD)				¥ 4.0
Tranche 21
STOCK-BASED COMPENSATION
Grant date				Jan. 02, 2020
Options outstanding				0	38,000	38,000
Number of options granted		160,000	38,000		0	0
Options exercised					0	0
Options cancelled/expired					0	0
Options outstanding				0	0	38,000
Options vested and exercisable				0	0
Weighted average fair value at the grant date (USD)				¥ 2.5
Tranche 22
STOCK-BASED COMPENSATION
Grant date				Apr. 14, 201
Options outstanding				139,070	0	0
Number of options granted					160,000	0
Options exercised				(15,510)	(20,930)	0
Options cancelled/expired					0	0
Options outstanding				123,560	139,070	0
Options vested and exercisable				123,560	139,070
Weighted average fair value at the grant date (USD)				¥ 12.5
Tranche 23
STOCK-BASED COMPENSATION
Grant date				Jan. 03, 2022
Options outstanding				0	0	0
Number of options granted				40,000	0	0
Options exercised					0	0
Options cancelled/expired					0	0
Options outstanding				0	0	0
Options vested and exercisable				40,000	0
Weighted average fair value at the grant date (USD)				¥ 5.4